Basis for preparation, consolidation and accounting policies (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and receivables -
Trade receivables (without provisional prices)	$ 61,188
Trade receivables (with provisional prices)	144,844	$ 61,188
Other accounts receivables	105,607	145,043
Financial assets at fair value through profit and loss -
Embedded derivatives	7,424
Trade receivables	146,701	213,456
Other Receivables	105,607	145,043
Loans and borrowings -
Bank loans	95,000	96,215	$ 55,000	$ 285,302
Financial obligations	46,166	83,991
Trade and other payables	220,042	100,860
Financial liability at fair value through profit and loss -
Contingent consideration liability	15,755	17,570	$ 19,343	$ 16,994
Fair value with changes in profit (loss) -
Hedge derivative financial instruments	2,759	28,705
Minera Yanacocha SRL and subsidiary [Member]
Loans and receivables -
Financial assets, at fair value	23,000	16,454
Financial assets at fair value through profit and loss -
Embedded derivatives	15	346
Trade receivables	1,032	9,965
Other Receivables	25,557	24,055
Loans and borrowings -
Financial obligations	82,600	80,489
Trade and other payables	81,215	63,300
Financial assets at fair value through profit or loss, category [member]
Loans and receivables -
Trade receivables (without provisional prices)	0
Trade receivables (with provisional prices)	152,268
Other accounts receivables	0
Financial assets at fair value through profit and loss -
Embedded derivatives	0
Loans and borrowings -
Bank loans	0
Financial obligations	0
Trade and other payables	0
Financial liability at fair value through profit and loss -
Contingent consideration liability	17,570
Fair value with changes in profit (loss) -
Hedge derivative financial instruments	0
Financial assets at fair value through profit or loss, category [member] | Minera Yanacocha SRL and subsidiary [Member]
Loans and receivables -
Financial assets, at fair value	23,000	16,454
Financial assets at fair value through profit and loss -
Embedded derivatives	15	346
Trade receivables	0	0
Other Receivables	0	0
Loans and borrowings -
Trade and other payables	0	0
Financial assets at amortised cost, category [member]
Loans and receivables -
Trade receivables (without provisional prices)	61,188
Trade receivables (with provisional prices)	0
Other accounts receivables	51,808
Financial assets at fair value through profit and loss -
Embedded derivatives	0
Loans and borrowings -
Bank loans	96,215
Financial obligations	633,083
Trade and other payables	220,042
Financial liability at fair value through profit and loss -
Contingent consideration liability	0
Fair value with changes in profit (loss) -
Hedge derivative financial instruments	0
Financial assets at amortised cost, category [member] | Minera Yanacocha SRL and subsidiary [Member]
Loans and receivables -
Financial assets, at fair value	0	0
Financial assets at fair value through profit and loss -
Embedded derivatives	0	0
Trade receivables	1,032	9,965
Other Receivables	25,557	24,055
Loans and borrowings -
Trade and other payables	81,215	$ 63,300
Fair value through other profit or loss [Member]
Loans and receivables -
Trade receivables (without provisional prices)	0
Trade receivables (with provisional prices)	0
Other accounts receivables	0
Financial assets at fair value through profit and loss -
Embedded derivatives	0
Loans and borrowings -
Bank loans	0
Financial obligations	0
Trade and other payables	0
Financial liability at fair value through profit and loss -
Contingent consideration liability	0
Fair value with changes in profit (loss) -
Hedge derivative financial instruments	$ 28,705